Schedule of Broker Options (Details) (Parenthetical)	Dec. 31, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable	111,412,712
August 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable	521,993
February 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable	68,078